Income Taxes (Schedule Of Deferred Taxes Balance Sheet Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent Classification [Abstract]
Deferred income taxes included in long-term investments and other assets	$ 4,174	$ 5,568
Deferred income taxes included in long-term liabilities	(643)	(792)
Deferred income taxes, non-current	$ 3,531	$ 4,776